Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2022
Cash and Cash Equivalents [Abstract]
Schedule of caption comprises comprises
In thousands of soles	2021	2022
Cash on hand	936	727
Remittances in-transit	2,222	2,955
Bank accounts
Current accounts	142,029	363,130
Banco de la Nacion	19,847	19,280
Time deposits (a)	205,302	114,994
Savings deposits and mutual funds	62	4
	367,240	497,408
Trust account - Specific use funds
Operational funds	261,001	229,165
Consortium funds	78,589	114,050
Reserve funds (b)	163,939	71,966
Guarantee funds	83,251	1,283
	586,780	416,464
Total Cash and Cash equivalents	957,178	917,554

a.	Time deposits have maturities lower than ninety (90) days and may be renewed upon maturity. These deposits bear interest that fluctuates between 0.26% and 7.40%.

b.	The trust accounts with reserve funds for the payment of bonds issued and other obligations of the Corporation are as follows:

Schedule of deposits bear interest
In thousands of soles	Financial entities	Interest rate	2021	2022
Tren Urbano de Lima S.A.	Banco de Credito del Peru S.A.	7.40%	55,000	73,200
Vial y Vives - DSD S.A.	Banco Santander - Chile	0.93%	-	22,317
Unna Energia S.A.	Banco Internacional del Peru S.A.A.	0.35%	32,197	15,471
Unna Energia S.A.	Banco de Credito del Peru S.A.	0.30%	11,130	4,006
AENZA S.A.A.	Banco de Credito del Peru S.A.	0.26%	100,583	-
Concesionaria La Chira S.A.	BBVA Banco Continental S.A.	1.65%	4,000	-
Cumbra Ingenieria S.A.	Banco de Credito del Peru S.A.	1.75%	2,392	-
			205,302	114,994

Schedule of payment of bonds issued and other obligations
In thousands of soles	2021	2022
Tren Urbano de Lima S.A.	103,269	49,397
Red Vial 5 S.A.	22,531	22,569
AENZA S.A.A.	7,386	-
Cumbra Ingenieria S.A.	12,760	-
Unna Energia S.A.	17,993	-
	163,939	71,966